Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (333,642)	$ (10,073,063)
Net cash used in investing activities	(6,762,905)	(26,915)
Net cash provided by financing activities	157,068	7,670,698
Effect of changes of foreign exchange rate on cash	(993,558)	261,068
Net decrease in cash	(7,933,037)	(2,168,212)
Cash, beginning of the period	23,716,768	26,634,332
Cash, end of the period	$ 15,783,731	$ 24,466,120